Document And Entity Information	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2026
Entity Registrant Name	Lakeland Industries, Inc.
Entity Central Index Key	0000798081
Entity Emerging Growth Company	false
Entity File Number	000-15535
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3115216
Entity Address, Address Line One	1525 Perimeter Parkway, Suite 325
Entity Address, City or Town	Huntsville
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35806
City Area Code	256
Local Phone Number	350-3873
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	LAKE
Security Exchange Name	NASDAQ